Employee benefit plans (Information Regarding Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Change in benefit obligation
Benefit obligation at beginning of year	¥ 2,019,310	¥ 1,930,498
Service cost	99,838	88,964	¥ 89,443
Interest cost	12,967	13,252	8,800
Plan participants' contributions	974	1,266
Plan amendments	(1,067)	(58)
Net actuarial (gain) loss	67,391	35,017
Acquisition and other	(20,786)	18,206
Benefits paid	(78,554)	(67,835)
Benefit obligation at end of year	2,100,073	2,019,310	1,930,498
Change in plan assets
Balance at beginning of year	1,612,879	1,483,889
Actual return on plan assets	3,208	111,278
Acquisition and other	(13,705)	14,615
Employer contributions	41,276	42,095
Plan participants' contributions	974	1,266
Benefits paid	(44,141)	(40,264)
Balance at end of year	1,600,491	1,612,879	1,483,889
Funded status	499,582	406,431
Foreign Plans
Change in benefit obligation
Benefit obligation at beginning of year	1,097,981	1,026,024
Service cost	46,930	35,887	41,733
Interest cost	40,708	37,817	35,593
Plan participants' contributions	1,045	912
Plan amendments	13	(12)
Net actuarial (gain) loss	7,755	66,039
Acquisition and other	21,634	(26,616)
Benefits paid	(29,169)	(42,070)
Benefit obligation at end of year	1,186,897	1,097,981	1,026,024
Change in plan assets
Balance at beginning of year	815,483	758,306
Actual return on plan assets	59,237	89,924
Acquisition and other	12,696	(16,009)
Employer contributions	18,952	20,961
Plan participants' contributions	1,045	912
Benefits paid	(24,629)	(38,611)
Balance at end of year	882,784	815,483	¥ 758,306
Funded status	¥ 304,113	¥ 282,498